UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2012

Date of reporting period:	6/30/2011

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2011

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—99.2%
EQUITIES—98.5%

CHINA (INCLUDING HONG KONG)—37.2%
5,503,000	Agricultural Bank of China Ltd. (Class “H” Shares)	$2,892,333
	(Banking)
1,428,000	Belle International Holdings Ltd.	3,009,522
	(Consumer Discretionary)
981,000	BOC Hong Kong Holdings Ltd.	2,849,069
	(Banking)
1,506,000	Brilliance China Automotive Holdings Ltd.(a)	1,699,202
	(Consumer Discretionary)
1,104,480	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class “H” Shares)	2,103,447
	(Industrials)
2,443,000	China High Precision Automation Group Ltd.	1,911,905
	(Information Technology)
720,000	China Oilfield Services Ltd. (Class “H” Shares)	1,310,151
	(Energy)
2,700,000	China Resources Cement Holdings Ltd.	2,539,805
	(Materials)
1,476,000	China Resources Gas Group Ltd.	2,063,673
	(Utilities)	`
383,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,828,373
	(Energy)
389,000	China Yurun Food Group Ltd.	1,094,761
	(Consumer Staples)
795,000	CNOOC Ltd.	1,855,276
	(Energy)
2,727,000	CSR Corp. Ltd. (Class “H” Shares)	2,561,699
	(Industrials)
1,004,000	Galaxy Entertainment Group Ltd.(a)	2,146,904
	(Consumer Discretionary)
5,566,000	Industrial & Commercial Bank of China (Class “H” Shares)	4,227,233
	(Banking)
1,720,000	International Mining Machinery Holdings Ltd.	1,651,105
	(Industrials)
3,578,000	Lenovo Group Ltd.	2,046,095
	(Information Technology)
646,500	L’Occitane International SA (Hong Kong Exchange)(a)	1,728,054
	(Consumer Discretionary)
265,000	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	2,736,259
	(Diversified Financials)
1,309,500	Sany Heavy Equipment International Holdings Co. Ltd.	1,494,321
	(Industrials)
1,878,000	Springland International Holdings Ltd.	1,561,440
	(Consumer Discretionary)
171,000	Sun Hung Kai Properties Ltd.	2,489,726
	(Real Estate-Developers)
79,100	Tencent Holdings Ltd.	2,146,821
	(Information Technology)
134,900	Wharf Holdings Ltd.	936,986
	(Real Estate-Developers)

		50,884,160

INDIA—5.8%
120,073	ICICI Bank Ltd.	2,940,281
	(Banking)
55,100	Larsen & Toubro Ltd.	2,247,942
	(Industrials)
230,064	Opto Circuits India Ltd.	1,537,277
	(Healthcare)
56,329	Reliance Industries Ltd.	1,132,187
	(Energy)

		7,857,687

INDONESIA—5.4%
2,656,000	PT Bank Rakyat Indonesia Persero Tbk	2,013,177
	(Banking)
11,466,000	PT Borneo Lumbung Energi & Metal Tbk(a)	1,871,891
	(Materials)
232,000	PT Indo Tambangraya Megah	1,210,658
	(Energy)
1,117,000	PT Indocement Tunggal Prakarsa Tbk	2,220,844
	(Materials)

		7,316,570

MALAYSIA—3.0%
1,744,300	AirAsia Berhad	2,033,428
	(Industrials)
906,300	Petronas Chemicals Group Bhd(a)	2,128,057
	(Materials)

		4,161,485

PHILIPPINES—1.1%
707,500	Cebu Air, Inc.	1,485,693
	(Industrials)

SINGAPORE—5.4%
1,319,000	Genting Singapore PLC(a)	2,072,515
	(Consumer Discretionary)
244,210	Keppel Corp. Ltd.	2,202,920
	(Industrials)
218,000	Singapore Exchange Ltd.	1,336,432
	(Diversified Financials)
112,000	United Overseas Bank Ltd.	1,794,480
	(Banking)

		7,406,347

SOUTH KOREA—23.4%
46,750	Hana Financial Group, Inc.	1,633,283
	(Banking)
53,800	Hynix Semiconductor, Inc.(a)	1,262,296
	(Information Technology)
12,163	Hyundai Department Store Co. Ltd.	1,976,566
	(Consumer Discretionary)
8,268	Hyundai Heavy Industries Co. Ltd.	3,434,513
	(Industrials)
13,979	Hyundai Mobis	5,237,297
	(Consumer Discretionary)
7,162	LG Chem Ltd.	3,273,597
	(Materials)
38,040	LG Display Co. Ltd.	1,052,856
	(Information Technology)
3,721	Lotte Shopping Co. Ltd.	1,773,979
	(Consumer Discretionary)
6,899	Samsung Electronics Co. Ltd.	5,337,493
	(Information Technology)
14,066	Samsung Engineering Co. Ltd.	3,359,556
	(Industrials)
28,710	Shinhan Financial Group Co. Ltd.	1,368,744
	(Banking)
12,788	SK Holdings Co. Ltd.	2,215,876
	(Industrials)

		31,926,056

SRI LANKA—1.0%
711,745	Sampath Bank PLC	1,560,639
	(Banking)

TAIWAN—14.5%
470,000	Catcher Technology Co. Ltd.	2,961,686
	(Information Technology)
1,461,237	Far Eastern New Century Corp.(b)	2,276,546
	(Industrials)
513,000	Formosa Plastics Corp.	1,848,504
	(Materials)
1,185,000	Fubon Financial Holding Co. Ltd.	1,821,427
	(Diversified Financials)
59,000	HTC Corp.	1,984,229
	(Information Technology)
44,000	Largan Precision Co. Ltd.	1,409,299
	(Information Technology)
1,738,000	Mega Financial Holding Co. Ltd.	1,518,750
	(Banking)
1,090,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,739,847
	(Information Technology)
41,000	TPK Holding Co. Ltd.(a)	1,248,977
	(Information Technology)
1,188,000	WPG Holdings Ltd.	2,014,225
	(Information Technology)

		19,823,490

THAILAND—1.7%
207,100	PTT PCL	2,258,047
	(Energy)

	Total equities (cost $103,431,327)	134,680,174

EXCHANGE TRADED FUND—0.7%
VIETNAM
44,250	Market Vectors Vietnam ETF (New York Stock Exchange) (cost $1,066,605)	923,055

	Total long-term investments (cost $104,497,932)	135,603,229

SHORT-TERM INVESTMENT—1.2%
MONEY MARKET MUTUAL FUND
UNITED STATES
1,596,865	JPMorgan Prime Money Market Fund/Premier (cost $1,596,865)	1,596,865

	Total Investments—100.4% (cost $106,094,797)(c)	137,200,094
	Liabilities in excess of other assets—(0.4%)	(516,024)

	Net Assets—100.0%	$136,684,070

The following annotation is used in the Portfolio of Investments:

ETF—Exchange Traded Fund

(a)	Non-income producing security.
(b)	An independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$106,800,739	$33,156,690	$(2,757,335)	$30,399,355

The difference between book basis and tax basis of investments is attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$50,884,160	$—	$—
India	7,857,687	—	—
Indonesia	7,316,570	—	—
Malaysia	4,161,485	—	—
Philippines	1,485,693	—	—
Singapore	7,406,347	—	—
South Korea	31,926,056	—	—
Sri Lanka	1,560,639	—	—
Taiwan	19,823,490	—	—
Thailand	—	2,258,047	—
Exchange Traded Fund
Vietnam	923,055
Money Market Mutual Fund	1,596,865	—	—

Total	$134,942,047	$2,258,047	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2011 was as follows:

Information Technology	21.0%
Banking	16.7
Industrials	17.9
Consumer Discretionary	15.5
Materials	10.2
Energy	7.0
Diversified Financials	4.3
Real Estate-Developers	2.5
Utilities	1.5
Money Market Mutual Fund	1.2
Healthcare	1.1
Consumer Staples	0.8
Exchange Traded Fund	0.7

100.4
Liabilities in excess of other assets	(0.4)

Total	100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date August 26, 2011

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date August 26, 2011

*	Print the name and title of each signing officer under his or her signature.